Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
MidCap Blend Fund (Prospectus Summary): | MidCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MIDCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated June 15, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and April 20, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	At the end of the first paragraph of the Principal Investment Strategies section, add the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in foreign securities.
Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

MidCap Blend Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX